Convertible Bond and Derivative Financial Liability (Tables)	12 Months Ended
Dec. 31, 2020
Borrowings [abstract]
Summary of convertible bond
The movement of convertible bond during the years ended December 31, 2019 and 2020 are as follows:

	Liability component	Derivative financial liability
	HK$	HK$
At January 1, 2019	—	—
Convertible bond issued during the year	95,995,690	20,813,810

At December 31, 2019	95,995,690	20,813,810

Interest for the year	7,717,348	—

Fair value gain recognised in profit or loss	—	(7,765,148)
Exchange alignment	(434,609)	(94,349)

At December 31, 2020	103,278,429	12,954,313